Income Taxes - Group's loss before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Loss before income tax expenses	$ (1,000,834)	¥ (6,967,603)	¥ (10,217,125)	¥ (525,115)
Non-PRC
Income Taxes
Loss before income tax expenses	(393,751)	(2,741,219)	(7,083,904)	(108,086)
PRC
Income Taxes
Loss before income tax expenses	$ (607,083)	¥ (4,226,384)	¥ (3,133,221)	¥ (417,029)